Document and Entity Information - USD ($)	12 Months Ended
	Jan. 31, 2020	Apr. 10, 2020	Jul. 31, 2019
Document and Entity Information
Document Type	10-K
Document Period End Date	Jan. 31, 2020
Entity Registrant Name	Mesabi Trust
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		13,120,010
Entity Public Float			$ 352,209,703
Current Fiscal Year End Date	--01-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Central Index Key	0000065172
Amendment Flag	false